Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”)

375 Park Avenue, 2nd Floor

New York, NY 10152

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, German American Capital Corporation, Deutsche Bank Securities Inc., DBR Investments, Co. Limited, Morgan Stanley Mortgage Capital Holdings LLC, Morgan Stanley Bank, N.A. and Morgan Stanley & Co. LLC., who are collectively referred to herein as the “Specified Parties”, solely to assist you with the accuracy of certain attributes and calculations of the collateral assets included in the Final Data File (defined below). The procedures were performed with respect to Hudson Yards 2019-55HY Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-55HY securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a single property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
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that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of December 6, 2019.

•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:

o	Hudson Yards 2019-55HY – Data Tape (vf).xlsx (provided on November 22, 2019).

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided to us by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “Recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Cash Management Agreement” refers to the signed cash management agreement, and/or any riders thereof.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
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•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.

•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.

•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements and rent roll prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From October 28, 2019 through November 22, 2019 the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. In the performance of our procedures noted below, any differences that were identified within the defined (by the Responsible Party) tolerance level (if any) listed in Exhibit A, were considered to be in agreement. For each Specified Attribute, the difference was calculated based on the total number of extended digits indicated in the Final Date File. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
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ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

Washington, D.C

November 22, 2019

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
T: (202) 414-1000, www.pwc.com/us	4

Hudson Yards 2019-55HY Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-55HY

Exhibits

Exhibit A –Specified Attributes

Exhibit B – Recalculation Methodology

Hudson Yards 2019-55HY Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-55HY

Exhibit A – Specified Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Loan Number	None - Company Provided	None
2	Mortgage Loan Originator	Loan Agreement	None
3	Mortgage Loan Seller	None - Company Provided	None
4	Securitization Control Number	None - Company Provided	None
5	Property Name	None - Company Provided	None
6	Property Address	Appraisal Report	None
7	Property City	Appraisal Report	None
8	Property State	Appraisal Report	None
9	Property Zip Code	Appraisal Report	None
10	County	Appraisal Report	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Specific Property Type	Appraisal Report	None
15	No. of Units	Underwriting File	None
16	Unit of Measure	Underwriting File	None
17	Occupancy %	Underwriting File	None
18	Occupancy % Source Date	Underwriting File	None
19	Loan Purpose (Acquisition, Refinance)	Loan Agreement	None
20	Borrower Name	Loan Agreement	None
21	Borrower Sponsor	Loan Agreement	None
22	Recourse Carveout Guarantor	Loan Agreement	None
23	Property Manager	Management Agreement	None
24	Note Date	Loan Agreement	None
25	First Payment Date	Loan Agreement	None
26	Maturity Date or Anticipated Repayment Date	Loan Agreement	None
27	Monthly Debt Service Amount	Recalculation	None
28	Mortgage Rate	Loan Agreement	None
29	Certificate Administrator Fee Rate	None - Company Provided	None
30	Servicing Fee Rate	None - Company Provided	None
31	CREFC Fee Rate	None - Company Provided	None
32	Interest Accrual Basis	Loan Agreement	None
33	Trust Notes Original Principal Balance	Loan Agreement	None
34	Trust Notes Loan Level Cut-Off Date Balance	Recalculation	None
35	Trust Notes Property Level Cut-Off Date Balance	Recalculation	None
36	Trust Notes Balloon Payment	Recalculation	None

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Hudson Yards 2019-55HY Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-55HY

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
37	Prepayment Restriction Code	Loan Agreement	None
38	Amortization Term (Original)	Loan Agreement	None
39	Amortization Term (Remaining)	Loan Agreement	None
40	Loan Term (Original)	Recalculation	None
41	Loan Term (Remaining)	Recalculation	None
42	IO Period	Loan Agreement	None
43	Seasoning	Recalculation	None
44	Loan Amortization Type	Loan Agreement	None
45	ARD Loan (Y/N)	Loan Agreement	None
46	As-Is Appraisal Valuation Date	Appraisal Report	None
47	As-Is Appraised Value	Appraisal Report	None
48	LTV Adjusted (Y/N)	None - Company Provided	None
49	LTV Adjustment Amount	None - Company Provided	None
50	Cut-Off Date LTV Ratio	Recalculation	None
51	LTV Ratio at Maturity or ARD	Recalculation	None
52	UW NCF DSCR	Recalculation	None
53	Cut-Off Date UW NOI Debt Yield	Recalculation	None
54	Cut-Off Date UW NCF Debt Yield	Recalculation	None
55	UW DSCRs Adjusted (Y/N)	None - Company Provided	None
56	UW DSCR Adjustment Amount	None - Company Provided	None
57	UW DYs Adjusted (Y/N)	None - Company Provided	None
58	UW DY Adjustment Amount	None - Company Provided	None
59	UW NOI	Underwriting File	$1.00
60	UW NCF	Underwriting File	$1.00
61	Most Recent NOI	Underwriting File	$1.00
62	Loan Cross Portfolio Name	*Not applicable	None
63	Affiliated Sponsor (Y/N)	*Not applicable	None
64	Lien Position	Title Policy	None
65	Title Vesting (Fee/Leasehold/Both)	Title Policy	None
66	Ground Lease Initial Expiration Date	*Not applicable	None
67	Type of Lockbox	Cash Management Agreement	None
68	Engineering Escrow/Deferred Maintenance	Loan Agreement / Closing Statement	None
69	Environmental Escrow	Loan Agreement / Closing Statement	None
70	Springing Environmental Escrow Description	Loan Agreement / Closing Statement	None
71	Tax Escrow (Initial)	Loan Agreement / Closing Statement	None
72	Tax Escrow (Monthly)	Loan Agreement / Closing Statement	None
73	Springing Tax Escrow Description	Loan Agreement	None
74	Insurance Escrow (Initial)	Loan Agreement / Closing Statement	None
75	Insurance Escrow (Monthly)	Loan Agreement / Closing Statement	None

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
T: (202) 414-1000, www.pwc.com/us	7

Hudson Yards 2019-55HY Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-55HY

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
76	Springing Insurance Escrow Description	Loan Agreement	None
77	Replacement Reserve (Initial)	Loan Agreement / Closing Statement	None
78	Replacement Reserve (Monthly)	Loan Agreement / Closing Statement	None
79	Springing Replacement Reserve Description	Loan Agreement	None
80	TI/LC Reserve (Initial)	Loan Agreement / Closing Statement	None
81	TI/LC Reserve (Monthly)	Loan Agreement / Closing Statement	None
82	Springing TI/LC Reserve Description	Loan Agreement	None
83	Other Escrow I Reserve Description	Loan Agreement	None
84	Other Escrow I (Initial)	Loan Agreement / Closing Statement	None
85	Other Escrow I (Monthly)	Loan Agreement / Closing Statement	None
86	Springing Other Escrow I Reserve Description	Loan Agreement	None
87	Other Escrow II Reserve Description	Loan Agreement	None
88	Other Escrow II (Initial)	Loan Agreement / Closing Statement	None
89	Other Escrow II (Monthly)	Loan Agreement / Closing Statement	None
90	Springing Other Escrow II Reserve Description	Loan Agreement	None
91	Other Escrow III Reserve Description	Loan Agreement	None
92	Other Escrow III (Initial)	Loan Agreement / Closing Statement	None
93	Other Escrow III (Monthly)	Loan Agreement / Closing Statement	None
94	Springing Other Escrow III Reserve Description	Loan Agreement	None
95	Whole Loan Original Principal Balance	Loan Agreement	None
96	Whole Loan Cut-Off Date Balance	Loan Agreement	None
97	Trust A Notes Original Principal Balance	Loan Agreement	None
98	Trust A Notes Cut-Off Date Balance	Loan Agreement	None
99	Trust B Notes Original Principal Balance	Loan Agreement	None
100	Trust B Notes Cut-Off Date Balance	Loan Agreement	None
101	Companion Notes Original Balance	Loan Agreement	None
102	Companion Notes Cut-off Date Balance	Loan Agreement	None
103	Companion Notes Description	Loan Agreement	None
104	Existing Subordinate Secured Debt (Y/N)	Loan Agreement	None
105	Sub Sec Debt Description	Loan Agreement	None
106	Sub Sec Debt Original Principal Balance	Loan Agreement	None

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Hudson Yards 2019-55HY Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-55HY

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
107	Sub Sec Debt Cut-Off Date Principal Balance	Loan Agreement	None
108	Existing Mezzanine Debt (Y/N)	*Not applicable	None
109	Mezzanine Debt Cut-Off Date Principal Balance	*Not applicable	None
110	Existing Unsecured Debt (Y/N)	Loan Agreement	None
111	Unsecured Debt Cut-Off Date Principal Balance	Loan Agreement	None
112	Future Secured Debt Permitted (Y/N)	Loan Agreement	None
113	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement	None
114	Future Unsecured Debt Permitted (Y/N)	Loan Agreement	None
115	Seismic PML %	Seismic Report	None
116	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report	None
117	Single-Tenant (Y/N)	Underwriting File	None
118	Largest Tenant Name	Underwriting File	None
119	Largest Tenant SqFt	Underwriting File	None
120	Largest Tenant Exp. Date	Underwriting File	None
121	2nd Largest Tenant Name	Underwriting File	None
122	2nd Largest Tenant SqFt	Underwriting File	None
123	2nd Largest Tenant Exp. Date	Underwriting File	None
124	3rd Largest Tenant Name	Underwriting File	None
125	3rd Largest Tenant SqFt	Underwriting File	None
126	3rd Largest Tenant Exp. Date	Underwriting File	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term NAP. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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Hudson Yards 2019-55HY Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-55HY

Exhibit B - Recalculation Methodology

#	Specified Attribute	Calculation	Tolerance Levels
27	Monthly Debt Service Amount	Quotient of (i) Product of (a) Trust Notes Original Principal Balance and (b) Mortgage Rate and (c) the Interest Accrual Basis (365/360) and (ii) 12.	None
34	Trust Notes Loan Level Cut-Off Date Balance	Set equal to Trust Notes Original Principal Balance.	None
35	Trust Notes Property Level Cut-Off Date Balance	Set equal to Trust Notes Original Principal Balance.	None
36	Trust Notes Balloon Payment	Set equal to Trust Notes Original Principal Balance.	None
40	Loan Term (Original)	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Maturity Date or Anticipated Repayment Date.	None
41	Loan Term (Remaining)	Difference between (i) Loan Term (Original) and (ii) Seasoning.	None
43	Seasoning	Set equal to zero.	None
50	Cut-Off Date LTV Ratio	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) As-Is Appraised Value.	None

Hudson Yards 2019-55HY Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-55HY

#	Specified Attribute	Calculation	Tolerance Levels
51	LTV Ratio at Maturity or ARD	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) As-Is Appraised Value.	None
52	UW NCF DSCR	Quotient of (i) Underwritten NCF (ii) the Product of (a) Whole Loan Cut-Off Date Balance and (b) Mortgage Rate and (c) the Interest Accrual Basis (365/360)	None
53	Cut-Off Date UW NOI Debt Yield	Quotient of (i) Underwritten NOI and (ii) Whole Loan Cut-Off Date Balance.	None
54	Cut-Off Date UW NCF Debt Yield	Quotient of (i) Underwritten NCF and (ii) Whole Loan Cut-Off Date Balance.	None

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